Financial instruments and related risk management (Measurement of fair values) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets [Abstract]
Cash and cash equivalents	$ 600,462,000	$ 566,809,000	$ 1,143,674,000
Accounts receivable	346,800,000	422,333,000
Derivative assets	103,000	28,467,000
Financial assets	947,365,000	1,017,609,000
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	619,035,000	577,550,000
Current portion of long-term debt	285,707,000	499,821,000
Lease obligation	9,839,000	10,816,000
Derivative liabilities	143,609,000	22,344,000
Long-term debt	995,583,000	1,284,353,000
Financial liabilities	2,053,773,000	2,394,884,000
Net	(1,106,408,000)	(1,377,275,000)
Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	103,000	28,467,000
Financial liabilities [Abstract]
Derivative liabilities	140,437,000	16,525,000
Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	3,172,000	5,819,000
Fair value through profit or loss [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	0	0
Current portion of long-term debt	0	0
Lease obligation	0	0
Long-term debt	0	0
Financial liabilities	143,609,000	22,344,000
Net	(143,506,000)	6,123,000
Fair value through profit or loss [Member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	140,437,000	16,525,000
Fair value through profit or loss [Member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	3,172,000	5,819,000
Financial liabilities at amortised cost category [Member]
Financial liabilities [Abstract]
Accounts payable and accrued liabilities	619,035,000	577,550,000
Current portion of long-term debt	285,707,000	499,821,000
Lease obligation	9,839,000	10,816,000
Long-term debt	995,583,000	1,284,353,000
Financial liabilities	1,910,164,000	2,372,540,000
Net	(962,902,000)	(1,383,398,000)
Financial liabilities at amortised cost category [Member] | Foreign currency contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Financial liabilities at amortised cost category [Member] | Interest rate contracts [Member]
Financial liabilities [Abstract]
Derivative liabilities	0	0
Fair value through profit or loss [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Accounts receivable	0	0
Financial assets	103,000	28,467,000
Fair value through profit or loss [Member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	103,000	28,467,000
Financial assets at amortised cost category [Member]
Financial assets [Abstract]
Cash and cash equivalents	600,462,000	566,809,000
Accounts receivable	346,800,000	422,333,000
Financial assets	947,262,000	989,142,000
Financial liabilities [Abstract]
Net	(962,902,000)	(1,383,398,000)
Financial assets at amortised cost category [Member] | Foreign currency contracts [Member]
Financial assets [Abstract]
Derivative assets	$ 0	$ 0